OPERATING EXPENSES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
General and administration	$ 5,280,000	$ 4,962,000
Exploration and evaluation	787,000	639,000
Investor relations and marketing communications	1,279,000	1,394,000
Corporate development and due diligence	708,000	421,000
Total	8,054,000	7,416,000
Fair value adj. of non-current assets (non-cash)	1,545,000	10,361,000
Loss from operational activities	(9,599,000)	(17,777,000)
Administrative and Office
Statement [Line Items]
General and administration	259,000	328,000
Exploration and evaluation	159,000	125,000
Investor relations and marketing communications	15,000	17,000
Corporate development and due diligence	16,000	13,000
Total	449,000	483,000
Consultants
Statement [Line Items]
General and administration	344,000	432,000
Exploration and evaluation	31,000	12,000
Investor relations and marketing communications	0	0
Corporate development and due diligence	130,000	1,000
Total	505,000	445,000
Depreciation (Non-cash)
Statement [Line Items]
General and administration	299,000	235,000
Exploration and evaluation	180,000	176,000
Investor relations and marketing communications	0	0
Corporate development and due diligence	0	0
Total	479,000	411,000
Directors Fees
Statement [Line Items]
General and administration	305,000	296,000
Exploration and evaluation	0	0
Investor relations and marketing communications	0	0
Corporate development and due diligence	0	0
Total	305,000	296,000
Investor Relations and Marketing Communications
Statement [Line Items]
General and administration	0	25,000
Exploration and evaluation	7,000	3,000
Investor relations and marketing communications	646,000	721,000
Corporate development and due diligence	7,000	8,000
Total	660,000	757,000
Professional Fees
Statement [Line Items]
General and administration	1,008,000	974,000
Exploration and evaluation	0	48,000
Investor relations and marketing communications	1,000	0
Corporate development and due diligence	72,000	0
Total	1,081,000	1,022,000
Salaries
Statement [Line Items]
General and administration	1,694,000	1,233,000
Exploration and evaluation	323,000	209,000
Investor relations and marketing communications	377,000	377,000
Corporate development and due diligence	225,000	230,000
Total	2,619,000	2,049,000
Share-based Payments (Non-cash)
Statement [Line Items]
General and administration	1,170,000	1,235,000
Exploration and evaluation	56,000	44,000
Investor relations and marketing communications	121,000	149,000
Corporate development and due diligence	245,000	145,000
Total	1,592,000	1,573,000
Transfer Agent and Filing Fees
Statement [Line Items]
General and administration	154,000	123,000
Exploration and evaluation	0	0
Investor relations and marketing communications	43,000	16,000
Corporate development and due diligence	0	0
Total	197,000	139,000
Travel and Accommodation
Statement [Line Items]
General and administration	47,000	81,000
Exploration and evaluation	31,000	22,000
Investor relations and marketing communications	76,000	114,000
Corporate development and due diligence	13,000	24,000
Total	$ 167,000	$ 241,000